HMBS Related Obligations - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Jun. 30, 2014	Dec. 31, 2012
Other Liabilities Disclosure [Abstract]
HMBS related obligations	$ 8,652,746,000	$ 9,472,666,000	$ 5,874,552,000
Average remaining life of HMBS related obligations	4 years
Weighted-average interest rate to HMBS related obligations	4.40%		4.83%
Residential loans and real estate owned pledged as collateral	$ 8,000,000,000